Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Convertible Preferred Stock

As of December 31, 2022, the authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock were as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized (1)	Shares Issued and Outstanding (1)	Liquidation Preference	Carrying Value
Founders	4,370,488	432,982	$2,080	$1,354
Series A-1	2,081,185	179,665	4,316	3,871
Series A-2	1,664,948	105,928	4,454	4,376
	8,116,621	718,575	$10,850	$9,601

(1)	Retroactively restated for the reverse recapitalizations as described in Note 1 and Note 3.

Schedule of Common Stock Reserved

As of September 30, 2024 and December 31, 2023, common stock reserved for future issuance consisted of the following:

	September 30, 2024	December 31, 2023
Common stock warrants outstanding	7,348,765	1,341,216
Common stock options issued and outstanding	906,122	787,087
Restricted stock units vested and unreleased	38,455	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	121,305	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	8,808,428	2,886,565

As of December 31, 2023, common stock reserved for future issuance consisted of the following:

Common stock warrants outstanding	1,341,216
Common stock options issued and outstanding	787,087
Restricted stock units vested and unreleased	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781
2,886,565

Schedule of Warrant Activity

The following table summarizes the Company’s aggregate warrant activity for the nine months ended September 30, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	40,000
Exercised	—
Cancelled	—
Outstanding at March 31, 2024	1,381,217	$112.10	4.47
Issued	7,598,983
Exercised	(1,119,800)
Cancelled	—
Outstanding at June 30, 2024	7,860,400	$23.70	3.46
Issued	1,612,500
Exercised	(1,787,500)
Cancelled	(336,635)
Outstanding at September 30, 2024	7,348,765	$22.39	3.81

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants(1)	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023 (1)	168,576	$24.00	7.87
Issued - Private Placement Warrants	191,217	—	—
Issued - Public Warrants	1,150,000	—	—
Exercised	—	—	—
Converted into Common Stock (1)	(168,576)	—	—
Outstanding at December 31, 2023	1,341,217	$115.00	4.72

(1)	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.